BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES	BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES
The BEPC exchangeable shares and class B shares are classified as liabilities due to their exchange and cash redemption features. The BEPC exchangeable shares and class B shares issued pursuant to the special distribution and the TerraForm Power acquisition were recognized at their fair value of $28.28 per share. Subsequent to initial recognition, the BEPC exchangeable shares and the BEPC class B shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one BEP unit. As at December 31, 2022, the BEPC exchangeable shares and class B shares were remeasured to $25.34 per share to reflect the NYSE closing price of a BEP unit. Remeasurement gains or losses associated with these shares are recorded in the consolidated statements of income (loss). During the year ended December 31, 2022, our shareholders exchanged 12,308 BEPC exchangeable shares for an equal number of BEP units resulting in a decrease of nil to our financial liability (2021: 16,071 shares resulting in a $1 million decrease). The company declared and paid dividends of $220 million and $220 million, respectively (2021: $209 million and $207 million, respectively) on its BEPC exchangeable shares outstanding during the year ended December 31, 2022. Dividends on BEPC exchangeable shares are presented as interest expense in the statement of operating results.
The following table provides a continuity schedule of outstanding BEPC exchangeable shares and class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (shares)	BEPC class B shares outstanding (shares)	BEPC exchangeable shares and BEPC class B shares ($ million)
As at December 31, 2020:	172,180,417	165	$7,430
Share issuance	38,996	—	1
Share exchanges	(16,071)	—	(1)
Remeasurement of liability	—	—	(1,267)
As at December 31, 2021:	172,203,342	165	6,163
Share issuance(1)	27,064	—	1
Share exchanges	(12,308)	—	—
Remeasurement of liability	—	—	(1,800)
As at December 31, 2022:	172,218,098	165	$4,364
(1)Associated with the restricted stock units of TerraForm Power that were assumed by the company as part of the acquisition of TerraForm Power on July 31, 2020, adjusted for the three-for-two share split in December 2020.
Similar to BEPC exchangeable shares and class B shares, BEPC class C shares are classified as liabilities due to their cash redemption feature. However, BEPC class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. There are 189.6 million BEPC class C shares issued and outstanding as at December 31, 2022 and 2021.
In December 2022, the company renewed its normal course issuer bid for its outstanding BEPC exchangeable shares. The company is authorized to repurchase up 8.6 million BEPC exchangeable shares, representing 5% of its issued and outstanding BEPC exchangeable shares. The bids will expire on December 15, 2023, or earlier should the company complete its repurchases prior to such date. There were no BEPC exchangeable shares repurchased during the year ended December 31, 2022.